Leases - Summary of Supplemental Information Related to Operating Lease (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule Of Supplemental Information Related To Operating Leases [Abstract]
Operating lease right-of-use assets	¥ 1,580,099	$ 225,951	¥ 1,464,791
Operating lease liabilities, current	664,304	94,994	640,245
Operating lease liabilities, non-current	897,811	128,385	780,036
Total operating lease liabilities	¥ 1,562,115	$ 223,379	¥ 1,420,281
Weighted average remaining lease term	3 years 2 months 1 day	3 years 2 months 1 day	3 years 1 month 2 days
Weighted average discount rate	7.90%	7.90%	8.70%